Segment reporting (Tables)	9 Months Ended
Sep. 30, 2023
Operating Segments [Abstract]
Segment As Adjusted EBITDA	The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended September 30,		For the nine months ended September 30,
		2023	2022	2023	2022
	Note	€m	€m	€m	€m
Profit for the period		77.6	82.1	168.0	212.7
Taxation		18.8	22.3	39.4	62.0
Net financing costs	7	2.0	4.4	66.3	35.1
Depreciation & amortization		23.2	22.6	68.8	65.8
Exceptional items	6	13.5	18.9	54.1	25.2
Other add-backs		4.6	2.9	21.8	10.6
Adjusted EBITDA		139.7	153.2	418.4	411.4

External Revenue by Geography

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
	€m	€m	€m	€m
United Kingdom	214.6	195.5	639.5	578.7
Italy	83.3	108.5	266.2	311.0
Germany	78.6	91.3	293.5	277.7
France	49.3	43.9	154.8	134.6
Sweden	32.8	38.5	102.8	111.5
Norway	32.3	32.8	93.7	95.1
Croatia	55.1	47.4	117.6	105.3
Austria	25.4	24.9	91.5	87.9
Serbia	42.9	35.8	102.6	92.7
Switzerland	18.9	19.9	58.4	58.9
Spain	21.4	20.9	62.8	57.9
Rest of Europe	108.9	100.2	300.3	278.2
Total external revenue by geography	763.5	759.6	2,283.7	2,189.5